EQUITY ACCOUNTED INVESTMENTS EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Accounted Income - Narrative [Abstract]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 4,013	$ 2,568